Deferred Revenue - Summary of Deferred Revenue (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure Of Deferred Income [Abstract]
At January 1	$ 696,268	RM 3,065,321	RM 0
Additions	0	0	3,065,321
Amount recognised as revenue	(70,487)	(310,321)	0
Reversal	(625,781)	(2,755,000)	0
At December 31	$ 0	RM 0	RM 3,065,321